Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Revenue	$ 12,804,404	$ 12,554,939	$ 40,002,770	$ 34,748,371
Cost of sales	6,561,676	7,631,555	20,191,509	19,609,852
Gross profit	6,242,728	4,923,384	19,811,261	15,138,519
COSTS AND OPERATING EXPENSES:
Selling expenses	3,342,295	2,851,623	9,376,692	9,084,511
General and administrative expenses	2,396,525	2,675,791	6,684,096	7,486,912
Research and development expenses	472,503	342,679	1,280,967	1,043,052
Total costs and operating expenses	6,211,323	5,870,093	17,341,755	17,614,475
INCOME (LOSS) FROM OPERATIONS	31,405	(946,709)	2,469,506	(2,475,956)
OTHER (EXPENSE) INCOME
Interest expense, net	(249,254)	(231,789)	(693,845)	(634,280)
Foreign exchange gain(loss)	34,818	705,508	313,275	(1,510,145)
Other income(loss), net	27,122	(20,033)	92,173	262,372
Unrealized gain(loss) on change in fair value of OET derivative liability			5,310	(1,884,824)
Unrealized gain(loss) on change in fair value of Warrant liability	718,102		(3,069)
Total other income(loss), net	530,788	453,686	(286,156)	(3,766,877)
PROFIT (LOSS) BEFORE INCOME TAX EXPENSES	562,193	(493,023)	2,183,350	(6,242,833)
INCOME TAX EXPENSES	271,192	222,932	1,061,160	300,169
NET INCOME (LOSS)	291,001	(715,955)	1,122,190	(6,543,002)
Less: net income(loss) attributable to non-controlling interests	182	(43,184)	16,140	(43,184)
Net income (loss) attributable to FST Corp.’s shareholders	290,819	(672,771)	1,106,050	(6,499,818)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	85,620	(516,443)	(393,796)	1,918,479
TOTAL COMPREHENSIVE INCOME (LOSS)	376,621	(1,232,398)	728,394	(4,624,523)
Less: total comprehensive income (loss) attributable to non-controlling interests	182	(30,522)	16,140	(30,522)
Comprehensive income (loss) attributable to FST Corp.’s shareholders	$ 376,439	$ (1,201,876)	$ 712,254	$ (4,594,001)
Weighted average number of shares outstanding, basic (in Shares)	44,989,549	44,766,003	44,989,549	44,766,003
Weighted average number of shares outstanding, diluted (in Shares)	44,989,549	44,766,003	44,989,549	44,766,003
Earnings per share, basic (in Dollars per share)	$ 0.01	$ (0.02)	$ 0.02	$ (0.15)
Earnings loss per share, diluted (in Dollars per share)	$ 0.01	$ (0.02)	$ 0.02	$ (0.15)